DERIVATIVE ASSETS AND LIABILITIES (Details) CLF in Thousands, $ in Thousands, SFr in Millions, $ in Millions	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 CLF	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 CLF	Dec. 31, 2023 USD ($)
Derivative Instrument US Bond Obligations | Cash flow hedges | UF
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial liabilities held for hedging | CLF		CLF 8,462,025				CLF 8,911,035
Derivative Instrument US Bond Obligations | Cash flow hedges | CLP
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	$ 85,252,373				$ 71,053,190
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities			$ 300.0
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | First Contract
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	17,611,810
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | Second Contract
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial liabilities held for hedging	41,788,077				52,449,925
Derivative financial assets held for hedging					24,176,267
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | Third Contract
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	$ 59,298,394				$ 7,935,524
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | BRL
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities | SFr				SFr 170
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | UF
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities			150.0
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | CLP
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities			150.0
Derivative Instrument Raw Material Purchases | Forward agreements | Fair value hedges
DERIVATIVE ASSETS AND LIABILITIES
Notional amount			89.0				$ 87.4
Derivative Instrument, Raw Material Swap Contract | Forward agreements | Fair value hedges
DERIVATIVE ASSETS AND LIABILITIES
Notional amount			$ 1.7